PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

4.

PROPERTY, PLANT AND EQUIPMENT

	Buildings	Machinery and equipment	Motor vehicles	Total
	CNY	CNY	CNY	CNY
Cost
At January 1, 2018	43	839	279	1,161
Additions	—	5	—	5
Exchange adjustment	—	45	—	45
At December 31, 2018	43	889	279	1,211
Additions	3	2	—	5
Exchange adjustment	—	14	—	14
At December 31, 2019	46	905	279	1,230
At December 31, 2019 (US$)	7	130	40	177

Accumulated depreciation and amortization and impairment losses

At January 1, 2018	—	(820)	(4)	(824)
Depreciation charge	(3)	(5)	(59)	(67)
Exchange adjustment	—	(45)	—	(45)
At December 31, 2018	(3)	(870)	(63)	(936)
Depreciation charge	(3)	(5)	(58)	(66)
Exchange adjustment	—	(14)	—	(14)
At December 31, 2019	(6)	(889)	(121)	(1,016)
At December 31, 2019 (US$)	(1)	(128)	(17)	(146)

Net carrying amount
At December 31, 2018	40	19	216	275
At December 31, 2019	40	16	158	214
At December 31, 2019 (US$)	6	2	23	31

There was no impairment loss on property, plant and equipment for the years ended December 31, 2018 and 2019.